Supplementary insurance information	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Supplementary insurance information
Schedule III - Supplementary insurance information

	Insurance contract liabilities
Amounts in EUR million	CSM	BEL	RA	PAA contracts	Total

2025

Americas	6,943	120,686	2,818	-	130,447

United Kingdom	1,557	64,087	330	-	65,974

International	126	4,926	124	44	5,220

Asset Management	-	-	-	-	-

Holding and other activities	-	-	-	-	-

Eliminations	(23)	(4,229)	(41)	-	(4,292)

Total	8,604	185,470	3,231	44	197,349

2024

Americas	7,298	132,762	2,937	-	142,996

United Kingdom	1,698	64,597	376	-	66,671

International	237	5,803	162	41	6,243

Asset Management	-	-	-	-	-

Holding and other activities	-	-	-	-	-

Eliminations	(40)	(5,112)	(67)	-	(5,219)

Total	9,192	198,050	3,408	41	210,691

Amounts in EUR million	Insurance revenue	Investment income 1	Insurance service expenses	Other operating expenses

2025

Americas	8,477	3,474	9,198	1,919

United Kingdom	422	2,590	183	445

International	237	57	294	103

Asset Management	-	16	-	411

Holding and other activities	-	46	-	197

Eliminations	(39)	(7)	(253)	(147)

Total	9,097	6,176	9,423	2,928

2024

Americas	9,102	3,480	9,298	2,044

United Kingdom	543	2,589	302	434

International	240	68	257	91

Asset Management	-	15	-	459

Holding and other activities	-	76	-	85

Eliminations	(45)	(11)	(68)	(153)

Total	9,841	6,217	9,790	2,961

2023

Americas	9,468	3,461	9,578	2,148

United Kingdom	663	2,362	406	353

International	305	86	275	93

Asset Management	-	2	-	440

Holding and other activities	-	90	-	85

Eliminations	(51)	(6)	(33)	(158)

Total	10,386	5,995	10,226	2,961

1	Sum of Interest revenue on financial instruments calculated using the effective interest method, Interest revenue on financial instruments measured at FVPL and Other investment income